UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
					   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: 	Abrams Bison Investments, L.L.C.

Address: 	4800 Hampden Lane, Suite 1050
            Bethesda, MD 20814

13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   	Gavin M. Abrams
Title:  	Managing Member
Phone:  	(301) 664-8900

Signature, Place and Date of Signing:


 /s/ Gavin M. Abrams              Bethesda, Maryland            August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total:  $944,332
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1. 	028-11159 			Abrams Bison Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
AON CORP                      COM              037389103  107,730    2,100,000 SH         SOLE        NONE     2,100,000
AUTOZONE INC                  COM              053332102   25,062       85,000 SH         SOLE        NONE        85,000
BANK OF NEW YORK MELLON CORP  COM              064058100  102,480    4,000,000 SH         SOLE        NONE     4,000,000
DELL INC                      COM              24702R101   63,346    3,800,000 SH         SOLE        NONE     3,800,000
GENERAL DYNAMICS CORP         COM              369550108  153,325    2,057,500 SH         SOLE        NONE     2,057,500
GENERAL DYNAMICS CORP         COM              369550108   74,520    1,000,000 SH  CALL   SOLE        NONE     1,000,000
GOODRICH CORP                 COM              382388106   21,010      220,000 SH         SOLE        NONE       220,000
HEIDRICK & STRUGGLES INTL IN  COM              422819102   25,162    1,111,400 SH         SOLE        NONE     1,111,400
INTERVAL LEISURE GROUP INC    COM              46113M108    8,868      647,767 SH         SOLE        NONE       647,767
PFIZER INC                    COM              717081103  246,170    1,195,000 SH         SOLE        NONE     1,195,000
PIONEER NAT RES CO            COM              723787107   60,012      670,000 SH         SOLE        NONE       670,000
RENAISSANCERE HOLDINGS LTD    COM              G7496G103   39,218      560,657 SH         SOLE        NONE       560,657
FOSTER WHEELER AG             COM              H27178104   17,429      573,700 SH         SOLE        NONE       573,700

SK 02802 0004 1211931